Chief Investment Officer:
Anne Casscells - Menlo Park, CA
For More Information Please Contact:
Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com
Product Name:
Aetos Capital Prime Portfolio
As of June 30, 2011
Product Description:
The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the
Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers.
As of July 1, 2011:
Investment Returns:
As of 6/30/11:
Aetos Capital
Prime
Portfolio²
90-Day
Treasury Bills
Barclays Capital
Aggregate Index
S&P 500
DRI Index
MSCI
World
Index
1 Year Annualized Return
7.80%
0.12% 3.92% 30.69% 30.51%
3 Year Annualized Return
0.99%
0.26% 6.47% 3.33% 0.47%
5 Year Annualized Return
3.38%
1.68% 6.53% 2.95% 2.28%
From Inception through 6/30/11:
Average Annualized Return 5.55%
1.88% 5.19% 6.32% 7.55%
Annualized Standard Deviation 4.52% 0.49% 3.75% 15.55% 16.66%
Sharpe Ratio 0.81 - 0.88 0.29 0.34
Largest Calendar Qtr. Drawdown -8.22%
- -2.44% -21.95% -21.77%
Beta: Barclays Capital Aggregate Index 0.05 - - - -
Beta:  S&P 500 DRI Index 0.18 - - - -
Beta: MSCI World Index 0.19
- - - -
Equity Hedged: 51%
Event-Driven Arbitrage: 10%
Fixed Income Arbitrage: 5%
Quantitative: 2%
Distressed: 20%
Directional Equity: 6%
Short-biased Equity: 3%
Convertible Arbitrage: 3%
Number of Managers = 42
Number of Strategies = 8
Median Position Size = 2.3%
Average Position Size = 2.3%
Maximum Position Size = 6.4%
Aetos Capital Long/Short Strategies Fund: 60%
Aetos Capital Multi-Strategy Arbitrage Fund: 20%
Aetos Capital Distressed Investment Strategies Fund: 20%
Equity Hedged: 51%
Event-Driven Arbitrage: 10%
Fixed Income Arbitrage: 5%
Quantitative: 2%
Distressed: 20%
Directional Equity: 6%
Short-biased Equity: 3%
Convertible Arbitrage: 3%
Number of Managers = 42
Number of Strategies = 8
Median Position Size = 2.3%
Average Position Size = 2.3%
Maximum Position Size = 6.4%
Aetos Capital Long/Short Strategies Fund: 60%
Aetos Capital Multi-Strategy Arbitrage Fund: 20%
Aetos Capital Distressed Investment Strategies Fund: 20%
0%
10%
20%
30%
40%
50%
60%
70%
80%
90%
100%
Oct-02 Jan-03 Apr-03 Jul-03 Oct-03 Jan-04 Apr-04 Jul-04 Oct-04 Jan-05 Apr-05 Jul-05 Oct-05 Jan-06 Apr-06 Jul-06 Oct-06 Jan-07 Apr-07 Jul-07 Oct-07 Jan-08 Apr-08 Jul-08 Oct-08 Jan-09 Apr-09 Jul-09 Oct-09 Jan-10 Apr-10 Jul-10 Oct-10 Jan-11 Apr-11 Jul-11
Event Driven Arbitrage Convertible Arbitrage Fixed Income Arbitrage Directional Equity Equity Hedged Short-biased Equity Distressed Long/Short Credit Short-biased Credit Quantitative
Historical Strategy Allocation
Strategy Allocations
1

350%
300%
250%
200%
150%
100%
50%
0%

Underlying Managers

Aetos Capital Prime Portfolio
As of June 30, 2011
Management Fee 0.75%
Contribution Frequency / Notice Period Monthly / 30 Days
Lock-Up Period 1 Year
Redemption Frequency / Notice Period Quarterly / 90 Days
Minimum Investment $1 million
Auditor PricewaterhouseCoopers, LLC
Administrator HedgeServ Limited
Aetos Capital: Portfolios and Products
Fees & Terms
Investment
Performance²
(US$)
Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD
2002 - - - - - - - - -0.65% 0.36% 0.54% 1.05% 1.30%
2003 0.24% -0.02% 0.25% 1.88% 1.90% 1.46% 0.43% 0.89% 0.68% 1.59% 1.25% 1.23% 12.42%
2004 2.07% 0.82% -0.12% -0.75% -0.09% 0.41% -0.19% 0.00% 0.74% 0.77% 1.74% 1.14% 6.71%
2005 0.14% 1.39% 0.30% -0.57% 0.86% 0.89% 1.32% 0.71% 0.82% -0.93% 0.75% 1.50% 7.39%
2006 2.20% 0.36% 1.39% 1.03% -0.66% 0.15% 0.36% 0.74% 0.21% 1.07% 1.63% 1.21% 10.11%
2007 1.88% 0.54% 1.19% 1.66% 1.85% 0.42% -0.72% -1.59% 1.16% 1.77% -0.12% 0.63% 8.96%
2008 -2.35% 1.35% -1.53% 0.69% 1.93% -0.15% -0.93% -0.37% -7.01% -3.73% -1.60% -0.72% -13.79%
2009 0.62% -0.31% -0.36% -0.83% 2.80% 0.91% 1.86% 1.28% 1.91% 0.12% 1.83% 0.58% 10.85%
2010 -0.17% 0.72% 1.84% 0.80% -2.39% -0.87% 1.07% 0.12% 2.05% 1.16% 0.08% 1.69% 6.17%
2011 0.51% 0.71% -0.19% 1.26% -0.23% -0.66% - - - - - - 1.40%
Separate Accounts & Strategic Relationships
• Direct investments with underlying managers
• Combination of direct investments and commingled hedge fund of funds
Multi-Strategy Hedge Fund of Funds Portfolios
• Available through commingled hedge fund of funds and/or direct investments
• Managed to specific return and volatility targets
• Custom allocations available
• Onshore and offshore funds
Single-Strategy Hedge Fund of Funds
• Available through commingled hedge fund of funds and/or direct investments
• Implementation of tactical allocations
Aetos Capital
Prime Portfolio
Aetos Capital
Balanced Portfolio
Aetos Capital
Growth Portfolio
Long/Short
Strategies
Fund
Multi-
Strategy
Arbitrage
Fund
Distressed
Investment
Strategies
Fund
Gross Exposure
Long
Net Exposure
Short
Historical Exposures
1
Allocations are subject to change over time.
2
Performance figures shown for the period of September 1, 2002 through June 30, 2011 of the Aetos Capital Prime Portfolio and are net of an investment advisory fee of 0.75% of assets annually.  Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations today, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect
Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.
Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.
Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.
Aetos Capital, LP 875 Third Avenue New York, NY 10022 (212) 201-2500
Aetos Alternatives Management, LLC 2180 Sand Hill Road Menlo Park, CA 94025 (650) 234-1860

Product Name:
Aetos Capital Growth Portfolio
As of June 30, 2011
Product Description:
The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the
Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers.
As of July 1, 2011:
Investment Returns:
As of 6/30/11:
Aetos Capital
Growth
Portfolio²
90-Day
Treasury Bills
Barclays Capital
Aggregate Index
S&P 500
DRI Index
MSCI
World
Index
1 Year Annualized Return
7.89% 0.12% 3.92% 30.69% 30.51%
3 Year Annualized Return
1.40% 0.26% 6.47% 3.33% 0.47%
5 Year Annualized Return
3.45% 1.68% 6.53% 2.95% 2.28%
From Inception through 6/30/11:
Average Annualized Return 5.37% 1.88% 5.19% 6.32% 7.55%
Annualized Standard Deviation 4.53% 0.49% 3.75% 15.55% 16.66%
Sharpe Ratio 0.77 - 0.88 0.29 0.34
Largest Calendar Qtr. Drawdown -8.08% - -2.44% -21.95% -21.77%
Beta: Barclays Capital Aggregate Index 0.08 - - - -
Beta:  S&P 500 DRI Index 0.18 - - - -
Beta:  MSCI World Index 0.19 - - - -
Chief Investment Officer:
Anne Casscells - Menlo Park, CA
For More Information Please Contact:
Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com
Historical Strategy Allocation
Strategy Allocations
1
Equity Hedged: 42%
Event-Driven Arbitrage: 15%
Fixed Income Arbitrage: 7%
Quantitative: 4%
Distressed: 20%
Directional Equity: 5%
Short-biased Equity: 3%
Convertible Arbitrage: 4%
Strategy Allocations
1
Number of Managers = 42
Number of Strategies = 8
Median Position Size = 2.4%
Average Position Size = 2.3%
Maximum Position Size= 5.3%
Strategy Allocations
1
Equity Hedged: 42%
Event-Driven Arbitrage: 15%
Fixed Income Arbitrage: 7%
Quantitative: 4%
Distressed: 20%
Directional Equity: 5%
Short-biased Equity: 3%
Convertible Arbitrage: 4%
Strategy Allocations
Number of Managers = 42
Number of Strategies = 8
Median Position Size = 2.4%
Average Position Size = 2.3%
Maximum Position Size= 5.3%
0%
10%
20%
30%
40%
50%
60%
70%
80%
90%
100%
Oct-02 Jan-03 Apr-03 Jul-03 Oct-03 Jan-04 Apr-04 Jul-04 Oct-04 Jan-05 Apr-05 Jul-05 Oct-05 Jan-06 Apr-06 Jul-06 Oct-06 Jan-07 Apr-07 Jul-07 Oct-07 Jan-08 Apr-08 Jul-08 Oct-08 Jan-09 Apr-09 Jul-09 Oct-09 Jan-10 Apr-10 Jul-10 Oct-10 Jan-11 Apr-11 Jul-11
Event Driven Arbitrage Convertible Arbitrage Fixed Income Arbitrage Directional Equity Equity Hedged Short-biased Equity Distressed Long/Short Credit Short-biased Credit Quantitative
Aetos Capital Multi-Strategy Arbitrage Fund:
Aetos Capital Distressed Investment Strategies Fund: 20%
Aetos Capital Long/Short Strategies Fund:
50% 30%

0%
50%
100%
150%
200%
250%
300%
350%
400%
9/30/0212/31/02 3/31/03 6/30/03 9/30/0312/31/033/31/04 6/30/04 9/30/0412/31/043/31/05 6/30/05 9/30/05 12/31/053/31/06 6/30/06 9/30/0612/31/06 3/31/07 6/30/07 9/30/0712/31/073/31/08 6/30/08 9/30/0812/31/083/31/09 6/30/09 9/30/0912/31/09 3/31/10 6/30/10 9/30/1012/31/10 3/31/11 6/30/11
Aetos Capital Growth Portfolio
As of June 30, 2011
Management Fee 0.75%
Contribution Frequency / Notice Period Monthly / 30 Days
Lock-Up Period 1 Year
Redemption Frequency / Notice Period Quarterly / 90 Days
Minimum Investment $1 million
Auditor PricewaterhouseCoopers, LLC
Administrator HedgeServ Limited
Aetos Capital: Portfolios and Products
Fees & Terms
Investment Performance²
(US$)
Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD
2002 - - - - - - - - -0.57% 0.19% 0.42% 1.15% 1.19%
2003 0.32% -0.04% 0.13% 1.80% 1.92% 1.45% 0.25% 0.85% 0.85% 1.46% 1.11% 1.11% 11.79%
2004 2.00% 0.80% -0.10% -1.00% -0.16% 0.41% -0.16% -0.0% 0.75% 0.58% 1.74% 1.03% 5.96%
2005 0.34% 1.47% 0.28% -0.50% 0.80% 0.85% 1.11% 0.66% 0.90% -0.95% 0.66% 1.44% 7.26%
2006 2.10% 0.33% 1.24% 0.99% -0.72% 0.22% 0.41% 0.61% 0.18% 0.90% 1.52% 1.26% 9.39%
2007 1.71% 0.46% 1.28% 1.59% 1.82% 0.46% -0.76% -1.57% 1.05% 1.67% -0.09% 0.68% 8.56%
2008 -2.30% 1.33% -1.47% 0.64% 1.86% -0.27% -0.80% -0.42% -6.95% -4.24% -1.95% -0.83% -14.65%
2009
0.58% -0.27% -0.31% -0.58% 2.88% 1.17% 1.97% 1.41% 2.06% 0.28% 1.75% 0.75% 12.25%
2010
0.17%
0.67% 1.93% 0.92% -2.32% -0.75% 1.04% 0.24% 1.91% 1.18% 0.07% 1.53%
6.72%
2011
0.65%
0.78% -0.07% 1.19% -0.22% -0.66% - - - - - -
1.68%
Separate Accounts & Strategic Relationships
• Direct investments with underlying managers
• Combination of direct investments and commingled hedge fund of funds
Multi-Strategy Hedge Fund of Funds Portfolios
• Available through commingled hedge fund of funds and/or direct investments
• Managed to specific return and volatility targets
• Custom allocations available
• Onshore and offshore funds
Single-Strategy Hedge Fund of Funds
• Available through commingled hedge fund of funds and/or direct investments
• Implementation of tactical allocations
Aetos Capital
Prime Portfolio
Aetos Capital
Balanced Portfolio
Aetos Capital
Growth Portfolio
Long/Short
Strategies
Fund
Multi-
Strategy
Arbitrage
Fund
Distressed
Investment
Strategies
Fund
Gross Exposure
Long
Net Exposure
Short
Aetos Capital, LP 875 Third Avenue New York, NY 10022 (212) 201-2500
Aetos Alternatives Management, LLC 2180 Sand Hill Road Menlo Park, CA 94025 (650) 234-1860
1
Allocations are subject to change over time.
2
Performance figures shown for the period of September 1, 2002 through June 30, 2011 are of the Aetos Capital Growth Portfolio and are net of an investment advisory fee of 0.75% of assets annually. The Aetos Capital
Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.
Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.
Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.
Historical Exposures

Product Name:
Aetos Capital Balanced Portfolio
As of June 30, 2011
Product Description:
The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the
Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with “best of breed” managers.
As of July 1, 2011 :
Investment Returns:
As of 6/30/11:
Aetos Capital
Balanced
Portfolio²
90-Day
Treasury Bills
Barclays
Capital
Aggregate Index
S&P 500
DRI Index
MSCI
World
Index
1 Year Annualized Return
7.93% 0.12% 3.92% 30.69% 30.51%
3 Year Annualized Return
1.73% 0.26% 6.47% 3.33% 0.47%
5 Year Annualized Return
3.10% 1.68% 6.53% 2.95% 2.28%
From Inception through 6/30/11:
Average Annualized Return 4.94% 1.88% 5.19% 6.32% 7.55%
Annualized Standard Deviation 4.62% 0.49% 3.75% 15.55% 16.66%
Sharpe Ratio 0.66 - 0.88 0.29 0.34
Largest Calendar Qtr. Drawdown
-8.74%
- -2.44% -21.95% -21.77%
Beta: Barclays Capital Aggregate Index 0.12 - - - -
Beta:  S&P 500 DRI Index
0.19 - - - -
Beta: MSCI World Index 0.19 - - - -
Chief Investment Officer:
Anne Casscells - Menlo Park, CA
For More Information Please Contact:
Andrea Bollyky (212) 201-2518 abollyky@aetoscapital.com
Historical Strategy Allocation
Strategy Allocations
Equity Hedged: 30%
Event-Driven Arbitrage: 25%
Fixed Income Arbitrage: 12%
Quantitative: 6%
Distressed: 15%
Directional Equity: 3%
Short-biased Equity: 2%
Convertible Arbitrage: 7%
Number of Managers = 42
Number of Strategies = 8
Median Position Size = 2.0%
Average Position Size = 2.3%
Maximum Position Size = 8.4%
-
-
0%
10%
20%
30%
40%
50%
60%
70%
80%
90%
100%
Oct-02 Jan-03 Apr-03 Jul-03 Oct-03 Jan-04 Apr-04 Jul-04 Oct-04 Jan-05 Apr-05 Jul-05 Oct-05 Jan-06 Apr-06 Jul-06 Oct-06 Jan-07 Apr-07 Jul-07 Oct-07 Jan-08 Apr-08 Jul-08 Oct-08 Jan-09 Apr-09 Jul-09 Oct-09 Jan-10 Apr-10 Jul-10 Oct-10 Jan-11 Apr-11 Jul-11
Event Driven Arbitrage Convertible Arbitrage Fixed Income Arbitrage Directional Equity Equity Hedged Short-biased Equity Distressed Long/Short Credit Short-biased Credit Quantitative
1
35%
Aetos Capital Multi-Strategy Arbitrage Fund:
Aetos Capital Distressed Investment Strategies Fund: 15%
50%
Aetos Capital Long/Short Strategies Fund:

-25%
75%
175%
275%
375%
475%
575%
9/30/0212/31/02 3/31/03 6/30/03 9/30/03 12/31/03 3/31/04 6/30/04 9/30/04 12/31/04 3/31/05 6/30/05 9/30/05 12/31/053/31/06 6/30/06 9/30/0612/31/06 3/31/07 6/30/07 9/30/07 12/31/07 3/31/08 6/30/08 9/30/08 12/31/08 3/31/09 6/30/09 9/30/09 12/31/093/31/10 6/30/10 9/30/1012/31/10 3/31/11 6/30/11
Aetos Capital Balanced Portfolio
As of June 30, 2011
Management Fee 0.75%
Contribution Frequency / Notice Period Monthly / 30 Days
Lock-Up Period 1 Year
Redemption Frequency / Notice Period Quarterly / 90 Days
Minimum Investment $1 million
Auditor PricewaterhouseCoopers, LLC
Administrator HedgeServ Limited
Aetos Capital: Portfolios and Products
Fees & Terms
Investment Performance² (US$)
Jan Feb Mar Apr May Jun Jul Aug Sept Oct Nov Dec YTD
2002 - - - - - - - - -0.42% 0.16% 0.55% 1.15% 1.44%
2003 0.82% 0.20% 0.32% 1.50% 2.07% 1.15% -0.21% 0.65% 1.15% 1.14% 1.10% 0.96% 11.39%
2004 1.66% 0.64% -0.04% -0.75% -0.18% 0.31% -0.25% 0.02% 0.53% 0.28% 1.52% 0.91% 4.72%
2005 0.48% 1.26% 0.27% -0.37% 0.68% 0.74% 1.03% 0.38% 0.78% -0.80% 0.45% 1.38% 6.39%
2006 1.92% 0.51% 0.93% 0.95% -0.42% 0.45% 0.52% 0.46% 0.27% 0.76% 1.37% 1.32% 9.40%
2007 1.59% 0.35% 1.17% 1.42% 1.69% 0.30% -2.22% -1.41% 0.94% 1.51% -0.13% 0.54% 5.81%
2008 -1.73% 1.09% -1.49% 0.58% 1.76% -0.39% -0.69% -0.44% -6.91% -5.33% -2.56% -1.07% -16.19%
2009
0.44% -0.11% -0.25% -0.34% 2.98% 1.63% 2.18% 1.54% 2.32% 0.55% 1.58% 0.96% 14.27%
2010
0.66%
0.60% 2.02% 1.10% -2.20% -0.51% 1.00% 0.40% 1.65% 1.20% 0.03% 1.27%
7.41%
2011
0.88%
0.87% 0.15% 1.09% -0.21% -0.64% - - - - - -
2.13%
Separate Accounts & Strategic Relationships
• Direct investments with underlying managers
• Combination of direct investments and commingled hedge fund of funds
Multi-Strategy Hedge Fund of Funds Portfolios
• Available through commingled hedge fund of funds and/or direct investments
• Managed to specific return and volatility targets
• Custom allocations available
• Onshore and offshore funds
Single-Strategy Hedge Fund of Funds
• Available through commingled hedge fund of funds and/or direct investments
• Implementation of tactical allocations
Aetos Capital
Prime Portfolio
Aetos Capital
Balanced Portfolio
Aetos Capital
Growth Portfolio
Long/Short
Strategies
Fund
Multi-
Strategy
Arbitrage
Fund
Distressed
Investment
Strategies
Fund
Gross Exposure
Long
Net Exposure
Short
Historical Exposures
Aetos Capital, LP 875 Third Avenue New York, NY 10022 (212) 201-2500
Aetos Alternatives Management, LLC 2180 Sand Hill Road Menlo Park, CA 94025 (650) 234-1860
1
Allocations are subject to change over time.
2
Performance figures shown for the period of September 1, 2002 through June 30, 2011 are of the Aetos Capital Balanced Portfolio and are net of an investment advisory fee of 0.75% of assets annually.  The Aetos Capital
Balanced Portfolio is a model portfolio/asset allocation program.  This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.
Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.
Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.